Expense Example - Baron First Principles ETF - Baron First Principles ETF	Dec. 05, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	$ 318